GUARANTOR SUBSIDIARIES FINANCIAL STATEMENTS - Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Profit (loss) [abstract]
Revenue	$ 1,807.1	$ 1,815.4
Cost of sales excluding DDA(i)(iv)	(778.1)	(728.9)
Gross margin excluding depletion, depreciation and amortization (Note 2)	1,029.0	1,086.5
Depletion, depreciation and amortization	(466.8)	(447.9)
Impairment Loss (Reversal Of Impairment Loss) Recognised In Profit Or Loss, Operating Mines And Goodwill	(214.9)	0.0
Mine operating earnings	339.6	635.1
Expenses
General and administrative	(121.0)	(74.8)
Exploration and evaluation	(39.8)	(31.6)
Share of profit (loss) of associates accounted for using equity method	0.0	0.9
Other operating income (expenses), net	(80.1)	(37.4)
Impairment Loss (Reversal Of Impairment Loss) Recognised In Profit Or Loss, Non-Operating Mines	(1,707.8)	0.0
Profit (loss) from operating activities	(1,759.1)	492.2
Finance costs	(64.9)	(134.4)
Other income (costs), net	29.6	26.7
Earnings before income taxes	1,794.4	(384.5)
Current income tax expense	(126.6)	(159.8)
Deferred income tax recovery (expense) (Note 14)	525.6	(135.9)
Income tax expense	399.0	(295.7)
Net (loss) earnings	(1,395.4)	88.8
Attributable to:
Non-controlling interests (Note 31)		(58.7)
Net (loss) earnings	(1,395.4)	88.8
Other comprehensive income	(25.6)	(15.9)
Total comprehensive (loss) earnings	$ (1,421.0)	$ 72.9